Trade Notes and Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2012
Receivables

Receivables at March 31, 2012 and 2011 are summarized as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Trade notes	¥108,390	¥84,372	$1,321,829
Accounts receivable	464,884	461,132	5,669,317

Total	573,274	545,504	6,991,146
Long-term trade receivables	186,012	186,316	2,268,439

Total trade receivables	759,286	731,820	9,259,585
Less: total allowance	(15,243)	(15,793)	(185,890)

Net trade receivables	¥744,043	¥716,027	$9,073,695

Roll-Forward Schedule of Allowance for Credit Losses of Financing Receivables

The roll-forward schedule of the allowance for credit losses of the financing receivables for the year ended March 31, 2012 and 2011 are as follows:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Balance at beginning of year	¥7,474	¥7,550	$91,146
Provision	1,256	2,277	15,317
Charge-offs	(1,004)	(1,855)	(12,244)
Other	24	(498)	293

Balance at end of year	¥7,750	¥7,474	$94,512

Lease Receivables

At March 31, 2012 and 2011, lease receivables comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Minimum lease payments receivable	¥232,798	¥209,723	$2,839,000
Unearned income	(21,839)	(20,035)	(266,329)

Net lease receivables	¥210,959	¥189,688	$2,572,671